Leases - Schedule of future minimum lease payments received on noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2023 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Less than 1 year	¥ 3,829
Minimum lease payments to be received, 1 to 2 years	3,829
Minimum lease payments to be received, 2 to 3 years	3,829
Minimum lease payments to be received, 3 to 4 years	3,829
Minimum lease payments to be received, 4 to 5 years	3,829
Minimum lease payments to be received, More than 5 years	10,260
Minimum lease payments to be received, Total	¥ 29,405